Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Inventories Abstract
Finished goods	$ 80,251	$ 58,784
Work-in-process	8,031	4,360
Raw materials	82,152	66,003
Total inventory	$ 170,434	$ 129,147